Non-controlling interest and partial disposal of interest in subsidiary Summary of Noncontrolling Interest Before Intercompany Eliminations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of subsidiaries [line items]
Current assets	$ 461,452	$ 492,676
Current liabilities	(271,241)	(298,654)
Revenues	439,800	434,416
Total expenses	(521,708)	(439,673)
Net income and comprehensive income	(78,202)	(6,748)
Peanuts
Disclosure of subsidiaries [line items]
Current assets	97,628	89,891
Non-current assets	426,810	440,842
Current liabilities	(48,560)	(43,041)
Net assets	475,878	485,038
Revenues	149,625	137,918
Total expenses	(108,667)	(100,929)
Net income and comprehensive income	$ 40,958	$ 36,989